ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2021
ADVANCES TO SUPPLIERS
Schedule of advances to suppliers

	December 31,	December 31,
	2021	2020
Forestry development program and partnerships	1,282,763	1,015,115
Advance to suppliers	59,564	43,162
	1,342,327	1,058,277

Current	59,564	43,162
Non-current	1,282,763	1,015,115